Gratuity and other post-employment benefit plans (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense
a)
Consolidated statement of profit or loss and OCI

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Net employees benefit expense recognised in 'Employee benefits expense'
Current service cost	44	52	73	1
Interest cost on benefit obligation	10	12	16	0
Net benefit expense*	54	64	89	1

* This amount is inclusive of amount capitalised in different projects.

Net (expense) / income recognised in OCI	9	3	(18)	(0)

Summary of defined benefit plan liability recognized in statement of financial position	b) Consolidated Statement of financial position

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Defined benefit liability
Present value of unfunded obligation	231	300	4
Net liability	231	300	4

Summary of change in present value of defined benefit obligation

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	150	189	231	3
Current service cost	44	52	73	1
Interest cost	10	12	16	0
Benefits paid	(5)	(20)	(34)	(0)
Liabilities assumed / (settled)	1	(0)	(0)	(0)

Remeasurements during the year due to:
- Experience adjustments	6	6	10	0
- Change in financial assumptions	1	(10)	4	0
- Change in demographic assumptions	(16)	2	—	—
Liabilities assumed under business combination	9	—	—	—
Assets extinguished on curtailments / settlements	(11)	—	—	—
Closing defined benefit obligation	189	231	300	4

Summary of principal assumptions used in defined benefit plan	c) Principal assumptions used in determining gratuity obligations

	For the year ended March 31,
	2022	2023	2024
Discount rate	6.80%	7.40%	7.20%
Salary escalation	10.00%	10.00%	10.00%

Summary of sensitivity analysis for significant actuarial assumptions

The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

	Change in	Impact on provision for gratuity as at March 31,
Particulars	assumptions	2023	2024	2024
		(INR)	(INR)	(USD)
Discount rate	+ 0.5%	223	289	3
	- 0.5%	240	312	4
Salary escalation	+ 0.5%	238	309	4
	- 0.5%	225	292	4

The sensitivity analysis above has been determined based on a method that extrapolates the impact on defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the year.

Summary of maturity analysis of defined benefit payments
d)
Projected plan cash flow

The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Within next 12 months	24	33	0
From 2nd to 5th year	100	127	2
From 6th to 9th year	94	122	1
From 10th year and beyond	241	299	4

The weighted average duration to the payment of these cash flows is 7.27 years (March 31, 2023: 7.92 years and March 31, 2022: 7.15 years).

Defined Contribution Plan [Member]
Disclosure of defined benefit plans [line items]
Summary of employee benefit expense

Defined contribution plan	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	150	210	311	4